Convertible Bond and Detachable Warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Mar. 31, 2024 shares	Mar. 01, 2022 $ / shares	Jan. 26, 2022 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 12, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Jul. 31, 2023 CNY (¥) shares	Jul. 31, 2023 USD ($) shares	Jun. 07, 2023 $ / shares	Jan. 24, 2023 $ / shares	Dec. 31, 2022 shares	Oct. 25, 2022 $ / shares	Aug. 29, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares
Convertible Bond and Detachable Warrants (Details) [Line Items]
Offering cost (in Dollars) | $			$ 3,000
Principal amount, percentage			8.00%
Exercise price			$ 972
Net proceeds (in Dollars) | $					$ 2,635
Interest rate percentage				12.00%	12.00%
Effect of share consolidation					$ 240
Ordinary shares, per value							$ 3.37			$ 8.4	$ 15.6		$ 27.6	$ 54
Issuance of ordinary shares (in Shares) | shares												138			4,167	4,167
Principle balance (in Dollars) | $									$ 2,275
Accrued interest								¥ 18,892	$ 387
cash (in Dollars) | ¥				¥ 40,000											¥ 86
Purchase aggregate of shares (in Shares) | shares				12,240,358	12,240,358
Warrant issuance amount (in Yuan Renminbi) | ¥				¥ 11,020
Warrant liability (in Shares) | shares				9,099,000
Series B Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price			972
JAK Warrants [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Conversion price							15.6
Convertible Bond and Detachable Warrants [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Bond matures description				The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.	The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.
Conversion price							$ 125			$ 15.6	$ 27.6		$ 54	$ 72
Percentage of weighted average price				100.00%
Series B Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price			$ 240
JAK Warrants [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Effect of share consolidation		$ 72
Class A Ordinary Shares [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares				8,333				234,121	234,121
Subsequent Event [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Ordinary shares, per value						$ 3.37
cash (in Dollars) | $						$ 61
Purchase aggregate of shares (in Shares) | shares	12,215,358
Subsequent Event [Member] | Series B Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Purchase of warrant (in Shares) | shares						20,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Purchase of warrant (in Shares) | shares						25,000